UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               --------------

Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

       This Amendment (Check only one): |_|  is a restatement
                                        |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:          Anchorage Advisors, LLC
Address:       610 Broadway, 6th Floor
               New York, NY  10012


Form 13F File Number: 028-11711
                     ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Anthony L. Davis
Title:         Managing Member of Anchorage Advisors Management, LLC
Phone:         212-432-4600

Signature, Place and Date of Signing:


     /s/ Anthony L. Davis           New York, New York         May 15, 2008
-------------------------------    --------------------        ------------
         [Signature]                   [City, State]               [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                0
                                                    --------------------------

Form 13F Information Table Entry Total:                          35
                                                    --------------------------

Form 13F Information Table Value Total:                       $871,741
                                                    --------------------------
                                                           (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     None


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

                                                        ANCHORAGE ADVISORS, LLC
                                                               FORM 13F
                                                     Quarter Ended March 31, 2008

                               CLASS                         VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                 TITLE            CUSIP     (X$1000)  PRN AMT PRN CALL DISCRETION  MANAGERS   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -------
ADVANCED MEDICAL OPTICS INC    COM              00763M108    11060   544841 SH        SOLE                 544841
-----------------------------------------------------------------------------------------------------------------------------------
AK STL HLDG CORP               COM              001547108    16054   295000 SH  PUT   SOLE                 295000
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AMBAC FINL GROUP INC           COM              023139108     3557   618600 SH        SOLE                 618600
-----------------------------------------------------------------------------------------------------------------------------------
ANNALY CAP MGMT INC            CALL             035710909    11017   719100 SH  CALL  SOLE                 719100
-----------------------------------------------------------------------------------------------------------------------------------
APRIA HEALTHCARE GROUP INC     COM              037933958      395    20000 SH  PUT   SOLE                  20000
-----------------------------------------------------------------------------------------------------------------------------------
ATLAS AIR WORLDWIDE HLDGS IN   COM NEW          049164205     2603    47319 SH        SOLE                  47319
-----------------------------------------------------------------------------------------------------------------------------------
ASBURY AUTOMOTIVE GROUP INC    COM              043436104    10416   757000 SH        SOLE                 757000
-----------------------------------------------------------------------------------------------------------------------------------
BAUER EDDIE HLDGS INC          COM              071625107     4166  1070900 SH        SOLE                1070900
-----------------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS SQUIBB CO        COM              110122108     8520   400000 SH  PUT   SOLE                 400000
-----------------------------------------------------------------------------------------------------------------------------------
CAPSTONE TURBINE CORP          COM              14067D102     1730   816000 SH        SOLE                 816000
-----------------------------------------------------------------------------------------------------------------------------------
CF INDS HLDGS INC              COM              125269100    51522   497216 SH        SOLE                 497216
-----------------------------------------------------------------------------------------------------------------------------------
CLEAR CHANNEL COMMUNICATIONS   COM              184502102    21915   750000 SH        SOLE                 750000
-----------------------------------------------------------------------------------------------------------------------------------
DESIGN WITHIN REACH INC        COM              250557105      313   109935 SH        SOLE                 109935
-----------------------------------------------------------------------------------------------------------------------------------
FINISH LINE INC                CL A             317923100     9520  2000000 SH        SOLE                2000000
-----------------------------------------------------------------------------------------------------------------------------------
FIRSTFED FINL CORP             COM              337907109    16562   610000 SH        SOLE                 610000
-----------------------------------------------------------------------------------------------------------------------------------
FRONTEER DEV GROUP INC         COM              35903Q106    38744  7939250 SH        SOLE                7939250
-----------------------------------------------------------------------------------------------------------------------------------
GENESCO INC                    COM              371532102    49700  2150566 SH        SOLE                2150566
-----------------------------------------------------------------------------------------------------------------------------------
GROUP 1 AUTOMOTIVE INC         COM              398905109    51102  2176400 SH        SOLE                2176400
-----------------------------------------------------------------------------------------------------------------------------------
HOSPIRA INC                    COM              441060100    12348   288700 SH        SOLE                 288700
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO LTD                    SHS              G491BT108    16886   693200 SH        SOLE                 693200
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                     RUSSELL 2000     464287655   204870  3000000 SH  CALL  SOLE                3000000
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                     RUSSELL 2000     464287655   153653  2250000 SH  PUT   SOLE                2250000
-----------------------------------------------------------------------------------------------------------------------------------
LINCARE HLDGS INC              PUT              532791950     5692   202500 SH  PUT   SOLE                 202500
-----------------------------------------------------------------------------------------------------------------------------------
LIVEPERSON INC                 COM              538146101    13640  4400020 SH        SOLE                4400020
-----------------------------------------------------------------------------------------------------------------------------------
LODGENET INTERACTIVE CORP      COM              540211109    13326  2188200 SH        SOLE                2188200
-----------------------------------------------------------------------------------------------------------------------------------
MYLAN INC                      COM              628530107    13920  1200000 SH        SOLE                1200000
-----------------------------------------------------------------------------------------------------------------------------------
NAVIOS MARITIME HOLDINGS INC   COM              Y62196103     3072   331000 SH        SOLE                 331000
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NRG ENERGY INC                 COM NEW          629377508    83205  2134000 SH        SOLE                2134000
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ORION ENERGY SYSTEMS INC       COM              686275108     4392   460403 SH        SOLE                 460403
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PENN NATL GAMING INC           COM              707569109    20247   463000 SH        SOLE                 463000
-----------------------------------------------------------------------------------------------------------------------------------
RADIAN GROUP INC               COM              750236101     3525   536600 SH        SOLE                 536600
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ROTECH HEALTHCARE INC          COM              778669101       25    77801 SH        SOLE                  77801
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TENET HEALTHCARE CORP          COM              88033G100      198    35000 SH        SOLE                  35000
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TRANSALTA CORP                 COM              89346D107     7314   235400 SH        SOLE                 235400
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WASHINGTON MUT INC             CONV7.75%SER R   939322814     6532     9200 SH        SOLE                   9200
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